Other payables and accrued expenses (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Dividend payables | $	$ 84		$ 79
Deposit received from customers | $	1,877		1,113
Rental deposit received | $	7		14
Amount due to related parties | $	20		0
Other payables | $	723		994
Other tax payables | $	10		58
Other payables and accrued expenses | $	$ 2,721		$ 2,258
ZHEJIANG TIANLAN
Deposit received from customers		¥ 5,277		¥ 35,225
Accrued expenses		10,751		10,116
Amount due to related parties		0		5
Other payables		1,076		1,227
Deferred income		7,546		4,610
Other payables and accrued expenses		72,450		51,183
ZHEJIANG JIAHUAN
Deposit received from customers		4,938		10,979
Accrued expenses		2,909		2,795
Other payables		69		137
Other payables and accrued expenses		¥ 7,916		¥ 13,911